Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2012
Investment in associated companies [Abstract]
Percentages of ownership and book value of investments recorded using equity method
The Company has the following investments that are recorded using the equity method:

	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest Bhd ("SapuraCrest")*	- *	23.6%	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	49.0%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman")	49.0%	49.0%	49.0%
C6 Technologies AS ("C6")***	-	-	50.0%
Archer ("Archer")***	39.9%	39.9%	-
Asia Offshore Drilling ("AOD")**	66.2%	33.8%	-
Sevan Drilling ("Sevan Drilling")	28.5%	28.5%	-
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50%	-	-
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50%	-	-
Itaunas Drilling B.V. ("Itaunas Drilling")	30%	-	-
Camburi Drilling B.V. ("Camburi Drilling")	30%	-	-
Sahy Drilling B.V. ("Sahy Drilling")	30%	-	-

Summarized balance sheet information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	-
Tioman	82	1	61	-
Archer	639	1,945	685	972
AOD	32	141	6	-
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	-	42	-	-
Seabras Sapura Holdco	-	117	-	117
Itaunas Drilling	5	114	109	-
Camburi Drilling	4	121	113	-
Sahy Drilling	2	109	66	36
TOTAL	995	4,330	1,343	1,916

	As of December 31, 2011
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
SapuraCrest	716	514	505	198
Varia Perdana	136	157	64	33
Tioman	80	-	70	-
Archer	638	2,176	466	1,061
AOD	49	122	3	-
Sevan Drilling	224	1,375	117	810
TOTAL	1,843	4,344	1,225	2,102

Summarized statement of operations information for the Company's equity method investees is as follows:

Summarized statement of operations information of equity method investees

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	-	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	-	-	(1)
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	-	-	-
Camburi Drilling	-	-	-
Sahy Drilling	-	(1)	(1)
TOTAL	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	-	(4)	(4)
Sevan Drilling	116	8	(50)
TOTAL	3,146	248	108

	Year ended December 31, 2010
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	1,043	118	122
Varia Perdana	164	99	99
Tioman	247	9	5
C6	-	(1)	(1)
TOTAL	1,454	225	225

Recorded equity in the statutory accounts of equity method investees
At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

SapuraCrest	-	106
Tioman	7	1
Varia Perdana	108	102
Archer	121	393
AOD	117	53
Sevan Drilling	66	66
Seabras Sapura Participacoes	21	-
Seabras Sapura Holdco	59	-
Itaunas Drilling	3	-
Camburi Drilling	4	-
Sahy Drilling	3	-
Total	509	721

The quoted market prices for Archer, AOD and Sevan Drilling as at December 31, 2012, were $121 million, 137 million and 68 million, respectively. Quoted market prices for all our other equity investments are not available because these companies are not publicly traded

At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest	-	124	112
Tioman	10	5	7
Varia Perdana	105	96	100
C6	-	-	6
Archer	370	514	-
AOD	110	57	-
Sevan Drilling	189	188	-
Seabras Sapura Participacoes	22	-	-
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	3	-	-
Camburi Drilling	4	-	-
Sahy Drilling	3	-	-
Total	816	984	225